SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

estimated useful lives on a straight-line basis:

Freehold land	Not depreciated
Buildings	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years

Summary of Primary Liabilities Associated With Customer Contracts

The following table summarizes the activities related to contract and contract-related liabilities:

	December 31, 2018	January 1, 2018	Increase/ (decrease)
Outstanding gaming chips and tokens	$638,629	$464,613	$174,016
Loyalty program liabilities	46,625	42,929	3,696
Advance customer deposits and ticket sales	386,869	423,603	(36,734)

	$1,072,123	$931,145	$140,978

Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income

The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income attributable to Melco Resorts & Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2018	2017	2016
Weighted average number of ordinary shares outstanding used in the calculation of basic net income attributable to Melco Resorts & Entertainment Limited per share	1,451,051,051	1,467,653,209	1,516,714,277
Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	9,858,273	11,689,000	8,569,995

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	1,460,909,324	1,479,342,209	1,525,284,272

Anti-dilutive share options and restricted shares excluded from the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	7,200,837	6,624,345	9,500,248

Schedule of Accumulated Other Comprehensive Losses

As of December 31, 2018 and 2017, the Group’s accumulated other comprehensive losses consisted of the following components, net of tax and noncontrolling interests:

	December 31,
	2018	2017
Foreign currency translation adjustments	$49,804	$25,460
Unrealized losses on investment securities	—	1,150

	$49,804	$26,610

Summary of Affected Financial Statement Line Items for the Current Period Before and After the Adoption of the New Revenue Standard

The amounts of affected financial statement line items for the current period before and after the adoption of the New Revenue Standard are as follows:

	Year Ended December 31, 2018
Statement of Operations	Balances under New Revenue Standard (As reported)	Balances under previous basis	Effect of change higher/ (lower)
Operating Revenues
Casino	$4,463,704	$5,217,101	$(753,397)
Rooms	311,028	313,121	(2,093)
Food and beverage	204,171	205,877	(1,706)
Entertainment, retail and other	179,606	178,400	1,206
Promotional allowances	—	354,930	(354,930)

Operating costs and expenses
Casino	$2,984,711	$3,526,215	$(541,504)
Rooms	78,377	41,613	36,764
Food and beverage	161,126	64,389	96,737
Entertainment, retail and other	92,436	87,364	5,072
General and administrative	500,624	498,632	1,992

Net income	353,851	353,972	(121)

Net income attributable to noncontrolling interests	2,336	2,375	(39)

Net income attributable to Melco Resorts & Entertainment Limited	351,515	351,597	(82)

Basic net income attributable to Melco Resorts & Entertainment Limited per share	0.242	0.242	—

Diluted net income attributable to Melco Resorts & Entertainment Limited per share	0.240	0.241	(0.001)

	As at December 31, 2018
Balance Sheet	Balances under New Revenue Standard (As reported)	Balances under previous basis	Effect of change higher/ (lower)
Current Liabilities
Accrued expenses and other current liabilities	$1,658,550	$1,645,459	$13,091

Shareholders’ Equity
Accumulated losses	$703,576	$692,208	$11,368
Noncontrolling interests	618,367	620,090	(1,723)